Shareholders’ Equity - Schedule of Stockholders Equity Ordinary Shares Issued (Details)	12 Months Ended
Apr. 30, 2026 shares
Shareholders’ Equity [Abstract]
Balance, April 30, 2025	15,076,900
Private placement	175,952
Warrant exercises	15,570,835
Shares issued in connection with Acquisition	3,049,000
Balance, April 30, 2026	33,872,687